MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

901 NEW YORK AVENUE, N.W.                             1900 SOUTH ATHERTON STREET
SUITE 210 EAST                                                         SUITE 101
WASHINGTON, D.C.  20001                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

TIFFANY A. HASSELMAN                                 WRITER'S DIRECT DIAL NUMBER
HASSELMAN@MALIZIALAW.COM                                          (202) 434-8389


VIA EDGAR

November 9, 2006

Mr. Todd Schiffman
Assistant Director, Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      MSB Financial Corp.
                  Amendment No. Two to Registration Statement on Form S-1 File No. 333-137294

Dear Mr. Schiffman:

         Transmitted with this letter for filing, on behalf of MSB Financial Corp., (the "Company") is pre-effective Amendment No. Two to the Registration Statement on Form S-1.

General

         1. Throughout the prospectus supplement and base prospectus, please revise your disclosure to draw a distinction between the ESOP and the Millington Savings Bank Savings Plan. In addition, please make it clear in the base prospectus that 401(k)/Savings Plan participants can only direct the trustee to purchase shares in the offering if they qualify for subscription rights.


         We have revised the prospectus supplement and the prospectus as requested. The portion of the prospectus that discusses the 401(k) Savings and Profit Sharing Plan states clearly that plan participants must be eligible to take part in the subscription offering in order to direct the plan trustee to purchase shares in the offering. Please see page 79 of the prospectus.

MALIZIA SPIDI & FISCH, PC

Mr. Todd Schiffman
November 9, 2006
Page 2

Cover of Registration Statement

         2.  Please  list  the  Millington   Savings  Bank  Savings  Plan  as  a
co-registrant.

         The Millington Savings Bank 401(k) Savings and Profit Sharing Plan has been added to the cover of the registration statement as a co-registrant.

                                    * * * * *


         An acceleration request is being submitted under separate cover. We request that the staff advise us when the registration statement has been declared effective.

                                                 Sincerely,

                                                 /s/Tiffany A. Hasselman

                                                 Tiffany A. Hasselman

Enclosure
cc: Kathryn McHale, Esq., U.S. Securities and Exchange Commission Gary T. Jolliffe, President and Chief Executive Officer
         Mr.  Alan D.  Molin, Beard Miller Company LLP